CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 48,600	$ 57,437	$ 62,818
Securities
Taxable	18,061	17,608	17,985
Exempt from federal income tax	1,213	1,089	1,135
Federal funds sold	28	56	162
Total interest income	67,902	76,190	82,100
Interest expense
Deposits	11,828	18,429	24,944
Other	1		43
Total interest expense	11,829	18,429	24,987
Net interest income	56,073	57,761	57,113
Provision for loan losses	11,928	18,725	24,925
Net interest income after provision for loan losses	44,145	39,036	32,188
Noninterest income
Service fees on deposit accounts	4,341	5,115	5,941
Debit card fees	2,259	2,123	2,052
Bank-owned life insurance	948	1,712	2,030
Net gain on sales of loans originated for sale	4		553
Net gain on sale of portfolio loans		2,803
Net realized gains on securities transactions	7,982	267	109
Impairment of trust preferred securities			(8,320)
Other	4,661	4,296	3,421
Total noninterest income	20,195	16,316	5,786
Noninterest expense
Salaries and employee benefits	23,348	23,703	24,671
Other real estate owned expense	8,078	6,885	909
Occupancy	5,022	5,246	5,038
Furniture and equipment	4,907	5,177	5,707
FDIC assessments	3,033	4,236	3,647
Loan administration	2,325	2,830	1,252
Professional fees	1,601	2,194	3,492
Advertising and promotion	1,083	997	727
Other	5,179	5,028	4,577
Total noninterest expense	54,576	56,296	50,020
Income (loss) from continuing operations before income taxes	9,764	(944)	(12,046)
Income tax expense (benefit)	1,948	(2,098)	(7,802)
Net income (loss) from continuing operations	7,816	1,154	(4,244)
Discontinued operations
Gain on sale of prepaid solutions group, net of tax			3,313
Discontinued operations, net of tax			96
Net income from discontinued operations			3,409
Net income (loss)	$ 7,816	$ 1,154	$ (835)
Earnings (loss) from continuing operations per share (in dollars per share)	$ 18.31	$ 2.70	$ (9.89)
Earnings from discontinued operations per share (in dollars per share)			$ 7.94
Earnings (loss) per share (in dollars per share)	$ 18.31	$ 2.70	$ (1.95)
Average shares outstanding (in shares)	426,850	426,850	429,137